UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Courtney R. Taylor
Capital World Bond Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio

June 30, 2012
unaudited

Bonds & notes — 93.73%	Principal amount (000)	Value (000)

EUROS — 12.62%
German Government 0.75% 2013	€12,900	US$ 16,457
German Government 1.75% 2013	3,800	4,885
German Government, Series 154, 2.25% 2014	74,510	97,875
German Government 4.25% 2014	26,230	35,923
German Government, Series 4, 3.75% 2015	6,000	8,272
German Government 1.50% 20161	46,706	64,615
German Government, Series 159, 2.00% 2016	38,650	51,833
German Government 3.50% 2016	19,175	26,969
German Government, Series 6, 4.00% 2016	10,175	14,697
German Government, Series 6, 3.75% 2017	7,175	10,372
German Government 4.25% 2017	42,250	62,901
German Government, Series 7, 4.00% 2018	70,125	104,177
German Government 1.75% 20201	38,878	57,651
German Government 3.00% 2020	4,235	6,067
German Government 2.00% 2022	23,625	31,171
German Government 6.25% 2024	17,396	32,281
German Government 5.625% 2028	1,075	1,977
German Government 6.25% 2030	15,220	30,275
German Government, Series 00, 5.50% 2031	15,275	28,645
German Government, Series 8, 4.75% 2040	11,790	22,246
German Government 3.25% 2042	14,215	21,538
Austrian Government, Series 2, 4.65% 2018	71,675	105,017
Netherlands Government Eurobond 4.25% 2013	34,000	44,836
Netherlands Government Eurobond 4.50% 2017	11,000	16,119
Netherlands Government Eurobond 3.75% 2042	12,500	19,500
Italian Government 3.75% 2013	10,000	12,735
Italian Government 4.25% 2014	18,000	23,037
Italian Government 3.75% 2016	33,625	41,519
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20132	25,500	32,992
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20162	28,800	40,736
Irish Government 5.00% 2013	8,000	10,211
Irish Government 4.00% 2014	10,000	12,492
Irish Government 5.90% 2019	10,000	12,420
Irish Government 5.00% 2020	26,500	31,045
Belgium (Kingdom of), Series 49, 4.00% 2017	28,785	39,704
Barclays Bank PLC 4.00% 20192	12,450	17,510
Barclays Bank PLC 6.00% 2021	11,975	13,981
Koninklijke KPN NV 3.75% 2020	17,600	22,662
Koninklijke KPN NV 4.50% 2021	5,800	7,785
Zurich Finance (USA), Inc., Series 6, 5.75% 20233	16,612	21,285
Zurich Finance (USA), Inc., Series 9, 4.50% 20253	750	952
Aviva PLC, junior subordinated 5.70% (undated)3	20,040	19,464
Hungarian Government 5.75% 2018	7,500	8,851
Hungarian Government 6.00% 2019	8,750	10,304
HSBC Holdings PLC 6.00% 2019	10,975	15,038
HSBC Bank PLC 4.00% 2021	2,500	3,497
Standard Chartered PLC 3.625% 2015	2,500	3,359
Standard Chartered Bank 5.875% 2017	10,000	13,688
Veolia Environnement 4.375% 2017	5,200	7,175
Veolia Environnement 6.125% 2033	6,615	9,570
Schering-Plough Corp. 5.375% 2014	11,655	16,181
Royal Bank of Scotland PLC 6.00% 2013	960	1,231
Royal Bank of Scotland PLC 6.934% 2018	9,995	11,724
Royal Bank of Scotland Group PLC 5.50% 2020	2,200	3,017
KfW 4.375% 2013	11,875	15,818
Assicurazioni Generali SpA. 6.90% 20223	12,763	14,730
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	10,500	13,799
European Investment Bank 4.75% 2017	8,490	12,391
Merrill Lynch & Co., Inc. 4.625% 2018	9,600	11,243
AT&T Inc. 6.125% 2015	7,500	10,785
National Grid Transco PLC 5.00% 2018	3,275	4,800
National Grid Transco PLC 4.375% 2020	4,000	5,745
Canadian Government 3.50% 2020	7,000	10,302
HBOS PLC 4.375% 20193	885	839
Lloyds TSB Bank PLC 6.50% 2020	8,400	9,308
Anheuser-Busch InBev NV 8.625% 2017	5,730	9,525
Wal-Mart Stores, Inc. 4.875% 2029	6,000	9,421
Iberdrola Finanzas, SAU 7.50% 2015	7,000	9,106
Daimler AG, Series 6, 4.125% 2017	6,350	8,819
Roche Holdings, Inc. 5.625% 2016	5,900	8,635
Finland (Republic of) 3.875% 2017	5,890	8,477
Skandinaviska Enskilda 5.50% 2014	4,000	5,436
Skandinaviska Enskilda 4.25% 2018	2,000	2,765
Commerzbank AG, Series 774, 7.75% 2021	6,900	7,698
Bank Nederlandse Gemeenten 3.75% 2014	5,560	7,407
UBS AG 6.00% 2018	4,500	6,741
Volvo Treasury AB 5.00% 2017	4,500	6,298
Deutsche Telekom International Finance BV 7.50% 2033	3,375	6,178
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft, junior subordinated 5.767% (undated)3	5,350	6,093
French Government 1.75% 2017	3,300	4,235
French Government O.A.T. Eurobond 5.50% 2029	1,100	1,771
Northern Rock PLC, Series 7, 4.125% 20172	4,000	5,422
France Télécom 5.625% 2018	3,000	4,463
Shell International Finance BV 4.50% 2016	3,000	4,258
Imperial Tobacco Finance PLC 8.375% 2016	2,775	4,241
Rodamco Europe Finance BV, Series 5, 3.75% 2012	3,030	3,885
Telecom Italia SpA 7.75% 2033	3,000	3,804
Novartis Finance SA, 4.25% 2016	2,500	3,551
GlaxoSmithKline Capital PLC 5.125% 2012	2,500	3,227
Gas Natural SGD, SA 4.125% 2018	2,750	3,009
Anglian Water Services Financing PLC 4.625% 2013	2,250	2,977
CRH Finance BV 7.375% 20143	2,125	2,964
BMW Group 3.875% 2017	2,000	2,758
Delhaize Group 5.625% 2014	2,000	2,709
Bouygues SA 4.375% 2014	2,000	2,693
Bulgaria (Republic of) 7.50% 2013	1,638	2,144
Bulgaria (Republic of) 7.50% 2013	250	327
Red Eléctrica Financiaciones, SAU 4.75% 2018	1,800	2,047
AXA SA 4.50% 2015	1,350	1,817
Banque Centrale de Tunisie 6.25% 2013	1,350	1,744
Wind Acquisition SA 7.375% 2018	925	1,013
Nara Cable Funding Ltd. 8.875% 2018	850	944
		1,658,826

JAPANESE YEN — 11.35%
Japanese Government, Series 248, 0.70% 2013	¥2,050,000	25,754
Japanese Government, Series 77, 1.00% 2013	920,000	11,636
Japanese Government, Class 4, 0.50% 20151	1,339,310	17,001
Japanese Government, Series 269, 1.30% 2015	26,581,300	343,290
Japanese Government, Series 284, 1.70% 2016	10,408,700	139,068
Japanese Government, Series 281, 2.00% 2016	2,465,000	33,113
Japanese Government, Series 14, 1.20% 20171	4,247,940	57,870
Japanese Government, Series 12, 1.20% 20171	1,213,630	16,442
Japanese Government, Series 288, 1.70% 2017	795,000	10,700
Japanese Government, Series 296, 1.50% 2018	3,781,850	50,609
Japanese Government, Series 299, 1.30% 2019	20,012,500	265,055
Japanese Government, Series 310, 1.00% 2020	26,725,050	344,790
Japanese Government, Series 315, 1.20% 2021	2,165,000	28,231
Japanese Government, Series 4, 2.90% 2030	660,000	9,962
Japanese Government, Series 21, 2.30% 2035	7,460,000	102,546
Japanese Government, Series 29, 2.40% 2038	1,828,950	25,517
European Investment Bank 1.40% 2017	721,700	9,571
		1,491,155

SWEDISH KRONOR — 3.89%
Swedish Government, Series 1041, 6.75% 2014	SKr 22,080	3,525
Swedish Government 3.50% 20151	153,270	24,950
Swedish Government, Series 1049, 4.50% 2015	794,660	126,853
Swedish Government, Series 1051, 3.75% 2017	1,135,290	184,633
Swedish Government, Series 105, 4.25% 2019	160,000	27,453
Swedish Government, Series 1047, 5.00% 2020	69,900	12,895
Swedish Government 4.00% 20201	79,153	15,280
Swedish Government, Series 105, 3.50% 2022	481,450	81,692
Swedish Government, Series 3104, 3.50% 20281	122,701	27,070
Nordea Hypotek AB 4.00% 20142	45,800	6,868
		511,219

MEXICAN PESOS — 3.77%
United Mexican States Government, Series M, 7.00% 2014	MXN 310,000	24,364
United Mexican States Government, Series MI10, 9.50% 2014	285,000	23,763
United Mexican States Government, Series M10, 8.00% 2015	142,500	11,769
United Mexican States Government, Series M, 6.25% 2016	832,300	65,771
United Mexican States Government, Series M10, 7.25% 2016	772,000	63,465
United Mexican States Government 5.00% 20161	66,281	5,807
United Mexican States Government, Series M10, 7.75% 2017	1,052,900	89,649
United Mexican States Government 3.50% 20171	155,759	13,276
United Mexican States Government 4.00% 20191	71,015	6,293
United Mexican States Government, Series M, 8.00% 2020	309,000	27,471
United Mexican States Government, Series M, 6.50% 2021	1,007,500	82,064
United Mexican States Government, Series M20, 10.00% 2024	92,500	9,733
United Mexican States Government, Series M30, 10.00% 2036	560,000	58,435
United Mexican States Government 4.00% 20401	142,030	12,654
América Móvil, SAB de CV 8.46% 2036	15,000	1,182
		495,696

SOUTH KOREAN WON — 3.32%
South Korean Government, Series 1303, 5.25% 2013	KRW133,328,530	117,969
South Korean Government, Series 1406, 3.50% 2014	18,120,000	15,897
South Korean Government 4.25% 2014	41,330,000	36,830
South Korean Government 4.75% 2014	24,510,000	21,920
South Korean Government 5.00% 2014	79,326,500	71,778
South Korean Government, Series 1503, 4.50% 2015	25,449,000	22,904
South Korean Government 5.25% 2015	65,801,860	60,716
South Korean Government 5.50% 2017	60,243,100	57,732
South Korean Government 5.75% 2018	12,650,000	12,423
South Korean Government 4.00% 2031	20,100,000	18,290
		436,459

BRITISH POUNDS — 3.13%
United Kingdom 2.50% 20131	£5,036	8,410
United Kingdom 2.25% 2014	7,870	12,733
United Kingdom 2.00% 2016	9,130	15,022
United Kingdom 2.50% 20161	6,354	11,820
United Kingdom 3.75% 2019	11,055	20,255
United Kingdom 3.75% 2020	11,220	20,638
United Kingdom 4.75% 2020	7,885	15,390
United Kingdom 2.50% 20201	3,870	7,801
United Kingdom 3.75% 2021	42,400	78,196
United Kingdom 8.00% 2021	2,400	5,781
United Kingdom 5.00% 2025	4,000	8,306
United Kingdom 4.75% 2030	14,870	30,610
United Kingdom 4.125% 20301	4,283	12,117
United Kingdom 0.625% 20401	6,666	12,255
United Kingdom 4.25% 2040	26,590	51,394
United Kingdom 4.25% 2055	700	1,382
RSA Insurance Group PLC 9.375% 20393	1,733	3,078
RSA Insurance Group PLC 8.50% (undated)3	20,059	32,201
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	12,600	19,590
France Télécom 5.00% 2016	7,750	13,215
Virgin Media Secured Finance PLC 5.50% 2021	4,000	6,609
BNP Paribas 3.50% 2016	3,488	5,518
Tesco PLC 5.50% 2033	2,640	4,538
UBS AG 6.625% 2018	1,750	3,173
Generali Finance BV 6.214% (undated)3	3,200	3,132
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20392,4	2,400	3,069
Time Warner Cable Inc. 5.75% 2031	1,375	2,397
Wal-Mart Stores, Inc. 5.625% 2034	950	1,903
General Electric Capital Corp. 5.625% 2031	750	1,287
		411,820

POLISH ZLOTY — 2.86%
Polish Government, Series 0414, 5.75% 2014	PLN544,725	166,830
Polish Government, Series 1017, 5.25% 2017	576,090	176,788
Polish Government, Series 1020, 5.25% 2020	57,900	17,613
Polish Government, Series 1021, 5.75% 2021	48,000	15,071
		376,302

SINGAPORE DOLLARS — 1.68%
Singapore (Republic of) 1.625% 2013	$ S 41,750	33,301
Singapore (Republic of) 3.75% 2016	154,460	139,350
Singapore (Republic of) 3.25% 2020	38,400	34,812
Singapore (Republic of) 2.25% 2021	15,500	13,094
		220,557

NORWEGIAN KRONER — 1.46%
Norwegian Government 5.00% 2015	NKr250,000	46,347
Norwegian Government 4.25% 2017	765,310	145,390
		191,737

CANADIAN DOLLARS — 1.42%
Canadian Government 2.00% 2014	$ C21,750	21,814
Canadian Government 2.00% 2014	5,000	4,987
Canadian Government 4.50% 2015	21,450	23,085
Canadian Government 2.00% 2016	3,500	3,541
Canadian Government 4.25% 2018	2,000	2,284
Canadian Government 3.25% 2021	25,860	28,841
Canadian Government 4.25% 20211	6,445	9,011
Canadian Government 8.00% 2023	1,000	1,581
Canadian Government 5.75% 2029	1,250	1,852
Canadian Government 5.00% 2037	1,750	2,576
Canada Housing Trust 4.10% 2018	1,500	1,672
Canada Housing Trust 3.35% 2020	23,000	24,677
Province of Ontario, Series HC, 9.50% 2022	2,000	3,105
Province of Ontario 4.60% 2039	9,500	11,191
Province of Manitoba 4.25% 2018	8,500	9,363
Province de Québec 5.25% 2013	2,000	2,063
Province de Québec 9.375% 2023	2,000	3,099
Hydro One Inc. 5.49% 2040	4,000	4,995
Canadian Imperial Bank 5.00% 2012	4,000	3,955
Rogers Communications Inc. 5.80% 2016	3,500	3,835
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	1,500	2,174
Bank of Nova Scotia 5.04% 2013	2,000	2,020
Toronto-Dominion Bank 4.854% 2013	2,000	2,007
Wells Fargo & Co. 6.05% 2012	2,000	1,978
GE Capital Canada Funding Co., Series A, 5.29% 2012	2,000	1,974
Thomson Reuters Corp. 5.70% 2015	1,750	1,905
Bank of Montreal 5.18% 2015	1,750	1,872
Royal Bank of Canada 5.20% 2012	1,750	1,727
TransCanada PipeLines Ltd. 5.05% 2014	1,250	1,294
Province of New Brunswick 6.75% 2017	750	903
		185,381

HUNGARIAN FORINTS — 1.20%
Hungarian Government, Series 17/B, 6.75% 2017	HUF14,191,230	60,798
Hungarian Government, Series 17/A, 6.75% 2017	11,138,500	47,518
Hungarian Government, Series 19/A, 6.50% 2019	2,534,600	10,568
Hungarian Government, Series 22A, 7.00% 2022	9,167,100	38,638
		157,522

MALAYSIAN RINGGITS — 0.87%
Malaysian Government, Series 0204, 5.094% 2014	MYR 71,125	23,233
Malaysian Government, Series 0207, 3.814% 2017	105,000	33,959
Malaysian Government, Series 0210, 4.012% 2017	140,500	45,863
Malaysian Government, Series 0203, 4.24% 2018	35,000	11,558
		114,613

BRAZILIAN REAIS — 0.82%
Brazil (Federal Republic of) 6.00% 20121	BRL19,069	9,661
Brazil (Federal Republic of) 6.00% 20151	10,734	5,727
Brazil (Federal Republic of) 6.00% 20161	7,085	3,821
Brazil (Federal Republic of) 10.00% 2017	69,430	35,479
Brazil (Federal Republic of) 6.00% 20171	45,052	24,468
Brazil (Federal Republic of) 6.00% 20181	6,870	3,756
Brazil (Federal Republic of) Global 10.25% 2028	11,120	6,907
Brazil (Federal Republic of) 6.00% 20451	28,983	17,656
		107,475

ISRAELI SHEKELS — 0.77%
Israeli Government 4.50% 2015	ILS 61,440	16,497
Israeli Government, Series 0547, 5.00% 20151	27,775	8,107
Israeli Government, Series 2683, 6.50% 2016	15,400	4,434
Israeli Government 5.50% 2017	256,695	72,478
		101,516

AUSTRALIAN DOLLARS — 0.64%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A23,139	25,773
Queensland Treasury Corp., Series 17, 6.00% 2017	22,437	25,623
New South Wales Treasury Corp., Series 14, 5.50% 2014	16,862	18,169
Australian Government, Series 118, 6.50% 2013	1,500	1,583
Australian Government 4.00% 20201	6,877	8,963
Australian Government, Series 133, 5.50% 2023	3,250	4,045
		84,156

TURKISH LIRA — 0.63%
Turkey (Republic of) 16.00% 2013	TRY 8,700	5,175
Turkey (Republic of) 4.00% 20151	20,689	11,981
Turkey (Republic of) 4.50% 20151	7,489	4,452
Turkey (Republic of) 9.00% 2016	6,900	3,882
Turkey (Republic of) 10.50% 2020	53,300	32,463
Turkey (Republic of) 3.00% 20211	29,083	16,553
Turkey (Republic of) 9.50% 2022	13,800	8,100
		82,606

PHILIPPINE PESOS — 0.57%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP 512,330	12,795
Philippines (Republic of), Series 751, 5.00% 2018	135,000	3,226
Philippines (Republic of) 4.95% 2021	114,000	2,826
Philippines (Republic of) 6.375% 2022	1,719,551	44,127
Philippines (Republic of) 6.25% 2036	483,000	12,215
		75,189

RUSSIAN RUBLES — 0.37%
Russian Federation 7.85% 2018	RUB850,000	27,729
Russian Federation 7.85% 2018	645,000	21,041
		48,770

SOUTH AFRICAN RAND — 0.21%
South Africa (Republic of), Series R-203, 8.25% 2017	ZAR 83,000	10,896
South Africa (Republic of), Series R-207, 7.25% 2020	130,000	16,003
		26,899

COLOMBIAN PESOS — 0.12%
Colombia (Republic of) Global 12.00% 2015	COP22,000,000	15,346

URUGUAYAN PESOS — 0.10%
Uruguay (Republic of) 5.00% 20181	UYU 44,661	2,330
Uruguay (Republic of) 4.375% 20281	217,177	11,024
		13,354

CHILEAN PESOS — 0.03%
Chilean Government 5.50% 2020	CLP1,790,000	3,829

U.S. DOLLARS — 41.90%
Fannie Mae 4.00% 20242	US$ 1,833	1,951
Fannie Mae 4.00% 20242	1,755	1,868
Fannie Mae 3.50% 20252	7,989	8,453
Fannie Mae 4.00% 20252	2,119	2,256
Fannie Mae, Series 2001-4, Class GA, 9.719% 20252,3	8	9
Fannie Mae 3.50% 20262	2,528	2,707
Fannie Mae 6.00% 20262	488	550
Fannie Mae 3.00% 20272	171,000	179,229
Fannie Mae 3.50% 20272	60,270	63,698
Fannie Mae 5.50% 20332	13,260	14,588
Fannie Mae 5.50% 20342	466	513
Fannie Mae 4.50% 20352	915	981
Fannie Mae 6.00% 20352	457	506
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20362	3,171	3,034
Fannie Mae 6.00% 20362	1,510	1,701
Fannie Mae, Series 2006-49, Class PA, 6.00% 20362	783	881
Fannie Mae 6.00% 20372	10,708	11,802
Fannie Mae 6.00% 20372	6,644	7,323
Fannie Mae 6.00% 20372	5,624	6,178
Fannie Mae 6.00% 20372	3,336	3,677
Fannie Mae 6.00% 20372	1,997	2,201
Fannie Mae 6.00% 20372	729	804
Fannie Mae 6.00% 20372	688	758
Fannie Mae 6.00% 20372	425	469
Fannie Mae 6.00% 20372	406	448
Fannie Mae 6.00% 20372	305	336
Fannie Mae 6.00% 20372	300	331
Fannie Mae 5.00% 20382	801	871
Fannie Mae 5.345% 20382,3	2,758	2,959
Fannie Mae 5.50% 20382	4,761	5,229
Fannie Mae 5.50% 20382	3,634	3,991
Fannie Mae 5.50% 20382	41	44
Fannie Mae 6.00% 20382	16,946	18,677
Fannie Mae 6.00% 20382	9,516	10,467
Fannie Mae 6.00% 20382	8,692	9,579
Fannie Mae 6.00% 20382	8,100	8,932
Fannie Mae 6.00% 20382	7,739	8,554
Fannie Mae 6.00% 20382	5,221	5,754
Fannie Mae 6.00% 20382	2,436	2,676
Fannie Mae 6.00% 20382	2,053	2,263
Fannie Mae 6.00% 20382	2,006	2,211
Fannie Mae 6.00% 20382	146	160
Fannie Mae 3.521% 20392,3	1,456	1,519
Fannie Mae 3.604% 20392,3	1,119	1,177
Fannie Mae 3.816% 20392,3	391	408
Fannie Mae 3.887% 20392,3	448	471
Fannie Mae 3.908% 20392,3	417	438
Fannie Mae 3.942% 20392,3	417	437
Fannie Mae 3.951% 20392,3	618	647
Fannie Mae 5.50% 20392	4,638	5,062
Fannie Mae 5.50% 20392	860	939
Fannie Mae 6.00% 20392	28,303	31,194
Fannie Mae 6.00% 20392	1,962	2,163
Fannie Mae 3.50% 20402	3,170	3,337
Fannie Mae 4.00% 20402	9,210	9,944
Fannie Mae 4.00% 20402	8,790	9,491
Fannie Mae 4.50% 20402	9,510	10,240
Fannie Mae 4.50% 20402	7,072	7,614
Fannie Mae 4.50% 20402	4,953	5,333
Fannie Mae 6.00% 20402	23,421	25,814
Fannie Mae 6.00% 20402	7,163	7,894
Fannie Mae 6.00% 20402	3,261	3,587
Fannie Mae 6.00% 20402	1,212	1,330
Fannie Mae 3.50% 20412	15,249	16,052
Fannie Mae 3.50% 20412	1,840	1,937
Fannie Mae 4.00% 20412	36,411	39,259
Fannie Mae 4.00% 20412	19,325	20,865
Fannie Mae 4.00% 20412	4,695	5,069
Fannie Mae 4.00% 20412	3,145	3,395
Fannie Mae 4.00% 20412	3,021	3,222
Fannie Mae 4.00% 20412	2,294	2,447
Fannie Mae 4.50% 20412	17,192	18,543
Fannie Mae 4.50% 20412	11,547	12,455
Fannie Mae 4.50% 20412	9,778	10,546
Fannie Mae 4.50% 20412	1,970	2,125
Fannie Mae 5.00% 20412	13,311	14,905
Fannie Mae 5.00% 20412	5,169	5,739
Fannie Mae 3.50% 20422	271,195	285,179
Fannie Mae 3.50% 20422	50,048	52,807
Fannie Mae 3.50% 20422	24,779	26,292
Fannie Mae 3.50% 20422	20,200	21,336
Fannie Mae 3.50% 20422	15,000	15,827
Fannie Mae 3.50% 20422	10,942	11,611
Fannie Mae 3.50% 20422	10,000	10,551
Fannie Mae 3.50% 20422	9,924	10,493
Fannie Mae 3.50% 20422	2,515	2,659
Fannie Mae 4.00% 20422	37,317	39,737
Fannie Mae 4.50% 20422	1,734	1,871
Fannie Mae 6.00% 20422	141,945	155,984
Fannie Mae 6.00% 20422	38,285	42,078
Fannie Mae 6.50% 20472	1,247	1,381
Fannie Mae 6.50% 20472	607	672
Fannie Mae 6.50% 20472	298	330
Fannie Mae 7.00% 20472	660	737
Fannie Mae 6.50% 20482	1,433	1,587
U.S. Treasury 3.00% 20121	21,048	21,062
U.S. Treasury 1.875% 20131	37,579	38,515
U.S. Treasury 2.75% 2013	46,000	47,499
U.S. Treasury 2.75% 2013	44,875	45,634
U.S. Treasury 3.125% 2013	63,000	65,235
U.S. Treasury 3.50% 2013	25,720	26,483
U.S. Treasury 3.625% 2013	4,200	4,323
U.S. Treasury 0.50% 2014	2,495	2,504
U.S. Treasury 1.25% 20145	112,642	114,332
U.S. Treasury 1.875% 2014	35,000	35,986
U.S. Treasury 2.00% 20141	26,875	27,927
U.S. Treasury 2.125% 2015	23,250	24,552
U.S. Treasury 1.875% 20151	14,785	16,098
U.S. Treasury 0.875% 2016	8,600	8,688
U.S. Treasury 0.875% 2016	730	737
U.S. Treasury 1.00% 2016	3,371	3,425
U.S. Treasury 2.00% 2016	10,633	11,219
U.S. Treasury 2.625% 2016	27,000	29,069
U.S. Treasury 0.625% 2017	1,750	1,743
U.S. Treasury 0.875% 2017	16,950	17,102
U.S. Treasury 1.00% 2017	108,658	110,192
U.S. Treasury 2.375% 20171	26,752	30,915
U.S. Treasury 4.50% 2017	31,800	37,531
U.S. Treasury 1.375% 20181	15,854	18,132
U.S. Treasury 2.625% 2018	5,000	5,490
U.S. Treasury 8.00% 2021	15,850	24,902
U.S. Treasury 1.75% 2022	98,854	99,753
U.S. Treasury 2.00% 2022	144,030	148,992
U.S. Treasury 6.00% 2026	4,500	6,601
U.S. Treasury 5.25% 2029	29,700	41,937
U.S. Treasury 3.375% 20321	6,532	10,554
U.S. Treasury 4.375% 2038	3,000	3,987
U.S. Treasury 4.375% 2039	9,000	12,004
U.S. Treasury 2.125% 20401	8,749	12,466
U.S. Treasury 3.875% 2040	19,750	24,348
U.S. Treasury 4.375% 2040	11,500	15,345
U.S. Treasury 4.625% 2040	6,000	8,311
U.S. Treasury 3.75% 2041	76,250	92,078
U.S. Treasury 4.75% 2041	12,560	17,764
U.S. Treasury 3.00% 2042	8,800	9,235
Freddie Mac 1.75% 2015	11,000	11,425
Freddie Mac 1.00% 2017	8,000	8,028
Freddie Mac 4.00% 20252	5,562	5,883
Freddie Mac 6.00% 20322	567	636
Freddie Mac, Series 3213, Class OG, principal only, 0% 20362	3,619	3,489
Freddie Mac 6.00% 20362	1,113	1,235
Freddie Mac, Series 3292, Class BO, principal only, 0% 20372	815	777
Freddie Mac 5.50% 20382	6,898	7,500
Freddie Mac 5.50% 20382	1,574	1,716
Freddie Mac 6.00% 20382	2,118	2,322
Freddie Mac 6.00% 20382	348	382
Freddie Mac 3.732% 20392,3	504	524
Freddie Mac 4.00% 20412	18,692	19,873
Government National Mortgage Assn. 3.50% 20252	1,777	1,901
Government National Mortgage Assn. 3.50% 20422	50,200	53,675
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	18,700	22,067
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	7,770	10,071
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	12,035	15,606
JPMorgan Chase & Co. 3.45% 2016	15,800	16,396
JPMorgan Chase & Co. 4.35% 2021	20,350	21,534
JPMorgan Chase & Co. 4.625% 2021	7,504	8,050
Prologis, Inc. 7.625% 2014	8,000	8,805
Prologis, Inc. 6.125% 2016	1,550	1,739
Prologis, Inc. 6.25% 2017	4,824	5,491
Prologis, Inc. 6.625% 2018	3,225	3,726
Prologis, Inc. 6.625% 2019	2,060	2,407
Prologis, Inc. 7.375% 2019	8,240	10,004
Prologis, Inc. 6.875% 2020	9,355	11,213
Polish Government 6.375% 2019	22,460	26,539
Polish Government 5.125% 2021	11,400	12,631
Polish Government 5.00% 2022	3,000	3,289
Gazprom OJSC 5.092% 20154	4,675	4,944
Gazprom OJSC 9.25% 2019	10,500	13,149
Gazprom OJSC 5.999% 20214	3,900	4,200
Gazprom OJSC 5.999% 2021	2,250	2,423
Gazprom OJSC, Series 9, 6.51% 2022	2,650	2,951
Gazprom OJSC 7.288% 20374	5,900	6,726
Gazprom OJSC 7.288% 2037	4,030	4,594
Anheuser-Busch InBev NV 6.875% 2019	14,400	18,617
Anheuser-Busch InBev NV 7.75% 2019	9,595	12,696
Anheuser-Busch InBev NV 5.375% 2020	4,000	4,777
Standard Chartered PLC 3.85% 20154	8,330	8,721
Standard Chartered PLC 3.20% 20164	16,950	17,348
Standard Chartered Bank 6.40% 20174	9,000	9,905
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.064% 20452,3	4,720	5,380
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20462,4	6,750	7,113
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462,4	8,500	9,052
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.924% 20492,3	12,530	14,265
Murray Street Investment Trust I 4.647% 2017	11,900	11,940
Goldman Sachs Group, Inc. 7.50% 2019	9,650	11,025
Goldman Sachs Group, Inc. 5.75% 2022	8,575	9,075
Goldman Sachs Group, Inc. 6.25% 2041	1,160	1,215
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	975	1,032
Westfield Group 7.50% 20144	4,115	4,492
Westfield Group 5.75% 20154	710	773
Westfield Group 5.70% 20164	6,300	6,941
Westfield Group 7.125% 20184	12,630	14,986
WEA Finance LLC 4.625% 20214	3,630	3,846
Petrobras International Finance Co. 3.50% 2017	3,500	3,603
Petrobras International 5.75% 2020	7,470	8,214
Petrobras International 5.375% 2021	11,090	12,016
Petrobras International 6.875% 2040	6,760	8,119
Citigroup Inc. 4.587% 2015	3,925	4,110
Citigroup Inc. 4.75% 2015	9,000	9,454
Citigroup Inc. 4.45% 2017	10,100	10,602
Citigroup Inc. 6.125% 2018	2,000	2,237
Citigroup Inc. 8.50% 2019	2,340	2,895
Citigroup Inc. 4.50% 2022	2,000	2,071
United Mexican States Government Global 5.95% 2019	8,920	10,918
United Mexican States Government Global, Series A, 5.125% 2020	3,000	3,533
United Mexican States Government Global, Series A, 3.625% 2022	3,250	3,458
United Mexican States Government Global, Series A, 6.05% 2040	7,520	9,738
United Mexican States Government Global, Series A, 5.75% 2110	3,000	3,427
Comcast Corp. 5.30% 2014	3,000	3,193
Comcast Corp. 6.30% 2017	1,480	1,782
Comcast Corp. 5.875% 2018	3,255	3,856
Comcast Corp. 3.125% 2022	470	474
Comcast Corp. 6.95% 2037	5,035	6,496
Comcast Corp. 6.40% 2038	1,750	2,143
Comcast Corp. 6.40% 2040	4,500	5,642
Comcast Corp. 4.65% 2042	4,600	4,627
AXA SA 8.60% 2030	18,550	19,906
AXA SA, junior subordinated 6.463% (undated)3,4	9,575	8,139
Pemex Project Funding Master Trust 5.75% 2018	5,750	6,526
Petróleos Mexicanos 5.50% 2021	1,050	1,192
Pemex Project Funding Master Trust 4.875% 20224	1,300	1,407
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,750	8,066
Pemex Project Funding Master Trust 6.50% 20414	2,470	2,896
Petróleos Mexicanos 5.50% 20444	6,875	7,047
Wells Fargo & Co. 2.10% 2017	1,885	1,892
Wells Fargo & Co., Series I, 3.50% 2022	24,365	25,143
Deutsche Telekom International Finance BV 5.875% 2013	1,880	1,981
Deutsche Telekom International Finance BV 3.125% 20164	2,715	2,812
Deutsche Telekom International Finance BV 9.25% 2032	14,640	21,715
Gilead Sciences, Inc. 2.40% 2014	735	758
Gilead Sciences, Inc. 3.05% 2016	6,250	6,608
Gilead Sciences, Inc. 4.40% 2021	14,365	15,898
Gilead Sciences, Inc. 5.65% 2041	1,645	1,927
Telecom Italia Capital SA 6.999% 2018	2,055	2,055
Telecom Italia Capital SA 7.175% 2019	2,190	2,190
Telecom Italia Capital SA 6.375% 2033	6,044	4,775
Telecom Italia Capital SA 7.20% 2036	14,134	12,049
Telecom Italia Capital SA 7.721% 2038	4,242	3,733
Roche Holdings Inc. 6.00% 20194	16,270	20,284
Roche Holdings Inc. 7.00% 20394	3,040	4,455
HSBC Finance Corp. 0.897% 20163	9,900	9,082
HSBC Holdings PLC 4.125% 20204	11,990	12,527
HSBC Holdings PLC 4.00% 2022	2,870	2,989
Hungarian Government 6.25% 2020	20,040	19,629
Hungarian Government 7.625% 2041	4,560	4,480
Kimco Realty Corp. 6.00% 2012	1,000	1,016
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,230	1,254
Kimco Realty Corp., Series C, 4.82% 2014	1,000	1,042
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,436
Kimco Realty Corp. 5.584% 2015	2,003	2,170
Kimco Realty Corp. 5.70% 2017	500	555
Kimco Realty Corp. 4.30% 2018	4,740	5,010
Kimco Realty Corp. 6.875% 2019	9,510	11,401
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,805	2,953
Williams Partners L.P. 4.125% 2020	1,625	1,705
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	15,340	17,274
Williams Partners L.P. 4.00% 2021	1,560	1,625
International Business Machines Corp. 0.75% 2015	12,900	12,891
International Business Machines Corp. 1.95% 2016	9,965	10,265
CEMEX Finance LLC 9.50% 2016	9,925	9,726
CEMEX Finance LLC 9.50% 20164	2,200	2,156
CEMEX SA 9.25% 20204	12,799	10,895
Korea Development Bank 5.30% 2013	2,200	2,242
Korea Development Bank 8.00% 2014	6,250	6,820
Korea Development Bank 3.875% 2017	12,800	13,646
Bermudan Government 5.603% 20204	16,785	19,234
Bermudan Government 5.603% 2020	1,800	2,063
Russian Federation 3.25% 20174	8,000	8,070
Russian Federation 5.00% 2020	5,100	5,559
Russian Federation 7.50% 20302	3,687	4,436
Russian Federation 5.625% 20424	2,500	2,681
Daimler Finance NA LLC 2.625% 20164	3,000	3,091
Daimler AG 2.40% 20174	5,000	5,082
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	12,055
UBS AG 5.75% 2018	13,175	14,620
UBS AG 4.875% 2020	5,080	5,440
Iberdrola Finance Ireland 3.80% 20144	4,470	4,352
Scottish Power PLC 5.375% 2015	8,200	8,480
Iberdrola Finance Ireland 5.00% 20194	5,000	4,627
Scottish Power PLC 5.81% 2025	2,500	2,491
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20164	5,500	6,157
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 20184	8,000	9,515
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20214	3,275	3,639
Enbridge Energy Partners, LP, Series B, 6.50% 2018	10,445	12,502
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,272
Enbridge Energy Partners, LP 5.20% 2020	2,210	2,510
Bahrain Government 5.50% 2020	17,870	17,892
Bahrain Government 5.50% 20204	630	631
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.394% 20442,3	5,055	5,641
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20482	11,255	12,806
Ras Laffan Liquefied Natural Gas III 5.50% 20144	5,300	5,731
Ras Laffan Liquefied Natural Gas II 5.298% 20202,4	3,342	3,677
Ras Laffan Liquefied Natural Gas III 5.838% 20272,4	8,000	8,880
AT&T Inc. 1.70% 2017	7,380	7,427
AT&T Inc. 5.35% 2040	6,500	7,499
AT&T Inc. 5.55% 2041	2,620	3,140
Morgan Stanley 3.80% 2016	7,500	7,275
Morgan Stanley, Series F, 5.625% 2019	10,750	10,661
Volvo Treasury AB 5.95% 20154	16,390	17,896
Croatian Government 6.25% 20174	1,615	1,613
Croatian Government 6.75% 20194	2,300	2,312
Croatian Government 6.625% 20204	7,095	7,087
Croatian Government 6.375% 20214	6,880	6,745
StatoilHydro ASA 1.80% 2016	4,000	4,099
Statoil ASA 3.125% 2017	4,000	4,315
StatoilHydro ASA 5.25% 2019	2,500	2,999
Statoil ASA 3.15% 2022	6,000	6,280
Lithuania (Republic of) 6.75% 2015	3,930	4,264
Lithuania (Republic of) 6.125% 20214	7,155	7,906
Lithuania (Republic of) 6.625% 20224	4,750	5,457
France Government Agency-Guaranteed, Société Finance 2.875% 20144	6,070	6,285
Société Générale 5.20% 20214	11,630	11,141
Telefónica Emisiones, SAU 3.992% 2016	6,175	5,527
Telefónica Emisiones, SAU 5.134% 2020	7,725	6,669
Telefónica Emisiones, SAU 5.462% 2021	4,340	3,788
Telefónica Europe BV 8.25% 2030	1,295	1,257
Indonesia (Republic of) 6.875% 2018	5,450	6,465
Indonesia (Republic of) 4.875% 20214	3,835	4,195
Indonesia (Republic of) 4.875% 2021	2,190	2,395
Indonesia (Republic of) 8.50% 2035	1,625	2,393
Indonesia (Republic of) 7.75% 20384	935	1,293
Indonesia (Republic of) 7.75% 2038	310	429
Reliance Holdings Ltd. 4.50% 20204	1,750	1,649
Reliance Holdings Ltd. 5.40% 20224	8,200	8,221
Reliance Holdings Ltd. 6.25% 20404	7,750	7,293
ArcelorMittal 4.50% 2017	6,500	6,410
ArcelorMittal 5.50% 2021	7,765	7,367
ArcelorMittal 6.25% 2022	3,335	3,274
Brazil (Federal Republic of) Global 6.00% 2017	4,500	5,312
Brazil (Federal Republic of) Global 4.875% 2021	5,000	5,807
Brazil (Federal Republic of) Global 5.625% 2041	4,715	5,807
Transocean Inc. 5.05% 2016	6,000	6,517
Transocean Inc. 6.375% 2021	9,000	10,320
Volkswagen International Finance NV 1.625% 20134	4,100	4,135
Volkswagen International Finance NV 2.875% 20164	1,900	1,978
Volkswagen International Finance NV 2.375% 20174	5,000	5,087
Volkswagen International Finance NV 4.00% 20204	5,000	5,449
Latvia (Republic of) 5.25% 20174	10,455	10,821
Latvia (Republic of) 5.25% 2021	5,750	5,806
State of Qatar 4.50% 20224	3,500	3,880
State of Qatar 9.75% 2030	7,250	11,962
Express Scripts Inc. 3.125% 2016	15,060	15,700
British American Tobacco International Finance PLC 2.125% 20174	1,325	1,325
British American Tobacco International Finance PLC 9.50% 20184	10,485	14,300
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,125	2,230
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	8,459
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,717
Nextel Communications, Inc., Series E, 6.875% 2013	120	121
Nextel Communications, Inc., Series F, 5.95% 2014	7,895	7,944
Nextel Communications, Inc., Series D, 7.375% 2015	6,150	6,188
Sprint Nextel Corp. 6.00% 2016	1,000	962
Time Warner Cable Inc. 7.50% 2014	4,280	4,748
Time Warner Cable Inc. 6.75% 2018	3,985	4,863
Time Warner Cable Inc. 5.00% 2020	4,000	4,502
Time Warner Cable Inc. 5.50% 2041	1,000	1,094
CEZ, a s 4.25% 20224	14,475	14,903
Amgen Inc. 2.50% 2016	4,125	4,292
Amgen Inc. 2.125% 2017	3,410	3,456
Amgen Inc. 3.625% 2022	2,105	2,183
Amgen Inc. 5.15% 2041	3,750	3,935
Amgen Inc. 5.375% 2043	830	903
Slovakia Government 4.375% 20224	15,100	14,761
Developers Diversified Realty Corp. 5.375% 2012	3,950	3,955
Developers Diversified Realty Corp. 5.50% 2015	3,023	3,191
Developers Diversified Realty Corp. 9.625% 2016	1,510	1,836
Developers Diversified Realty Corp. 7.50% 2017	5,000	5,744
ERP Operating LP 5.25% 2014	3,000	3,234
ERP Operating LP 5.125% 2016	1,110	1,225
ERP Operating LP 4.75% 2020	9,200	10,144
Shell International Finance BV 4.00% 2014	9,340	9,894
Shell International Finance BV 4.30% 2019	4,000	4,652
Verizon Communications Inc. 8.75% 2018	3,940	5,425
Verizon Communications Inc. 4.75% 2041	2,425	2,682
Verizon Communications Inc. 6.00% 2041	4,425	5,639
Total Capital International 1.50% 2017	5,000	5,028
Total Capital International 1.55% 2017	3,980	3,996
Total Capital International 2.875% 2022	4,635	4,713
Bank of America Corp. 3.75% 2016	5,250	5,300
Bank of America Corp. 5.75% 2017	1,020	1,090
Bank of America Corp. 5.625% 2020	875	939
Bank of America Corp. 5.00% 2021	6,085	6,294
First Data Corp. 9.875% 2015	2,572	2,617
First Data Corp. 9.875% 2015	273	276
First Data Corp. 10.55% 20156	116	119
First Data Corp. 11.25% 2016	2,750	2,606
First Data Corp., Term Loan D, 5.245% 20172,3,7	4,135	3,952
First Data Corp. 12.625% 2021	4,011	4,036
Frontier Communications Corp. 7.875% 2015	1,500	1,658
Frontier Communications Corp. 8.25% 2017	2,550	2,754
Frontier Communications Corp. 8.50% 2020	1,775	1,890
Frontier Communications Corp. 9.25% 2021	6,525	7,047
Ghana (Republic of) 8.50% 2017	11,900	13,239
Simon Property Group, LP 6.75% 2014	3,645	3,953
Simon Property Group, LP 4.20% 2015	2,125	2,242
Simon Property Group, LP 5.875% 2017	925	1,066
Simon Property Group, LP 10.35% 2019	4,250	5,973
TransCanada PipeLines Ltd. 6.50% 2018	5,000	6,227
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,891
TransCanada PipeLines Ltd. 7.625% 2039	2,000	3,007
Venezuela (Republic of) 8.50% 2014	2,000	1,990
Venezuela (Republic of) 5.75% 2016	250	216
Venezuela (Republic of) 12.75% 20222	3,000	2,895
Venezuela (Republic of) 9.25% 2027	5,030	4,099
Venezuela (Republic of) 9.25% 2028	780	597
Venezuela (Republic of) 9.375% 2034	4,025	3,119
Enersis SA 7.375% 2014	11,935	12,834
GlaxoSmithKline Capital Inc. 4.85% 2013	2,000	2,077
GlaxoSmithKline Capital PLC 1.50% 2017	10,500	10,536
Realogy Corp., Term Loan B, 4.491% 20162,3,7	2,544	2,410
Realogy Corp., Letter of Credit, 4.77% 20162,3,7	208	197
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,7	6,150	6,324
Realogy Corp. 7.875% 20194	3,725	3,660
Veolia Environnement 6.00% 2018	11,175	12,392
HSBK (Europe) BV 7.25% 20174	1,865	1,865
HSBK (Europe) BV 7.25% 20214	10,525	10,514
Kraft Foods Inc. 2.25% 20174	1,590	1,631
Kraft Foods Inc. 6.125% 2018	5,975	7,172
Kraft Foods Inc. 5.375% 2020	3,000	3,558
National Grid PLC 6.30% 2016	10,575	12,216
E.ON International Finance BV 5.80% 20184	7,500	8,800
E.ON International Finance BV 6.65% 20384	2,500	3,305
South Africa (Republic of) 5.50% 2020	10,150	11,749
UniCredito Italiano SpA 6.00% 20174	8,605	7,056
HVB Funding Trust I, junior subordinated 8.741% 20314	4,000	3,120
HVB Funding Trust III, junior subordinated 9.00% 20314	1,810	1,430
Tennessee Valley Authority 5.88% 2036	250	347
Tennessee Valley Authority 5.25% 2039	8,250	10,773
BG Energy Capital PLC 2.875% 20164	1,000	1,055
BG Energy Capital PLC 4.00% 20214	9,200	9,844
Hospitality Properties Trust 6.30% 2016	1,000	1,077
Hospitality Properties Trust 6.70% 2018	8,805	9,653
American International Group, Inc. 3.00% 2015	5,000	5,029
American International Group, Inc. 3.80% 2017	5,500	5,615
Santander Issuances, SA Unipersonal 6.50% 20193,4	12,300	10,518
Boyd Gaming Corp. 6.75% 2014	3,025	3,044
Boyd Gaming Corp. 7.125% 2016	2,175	2,131
Boyd Gaming Corp. 9.125% 2018	2,000	2,070
Boyd Gaming Corp. 9.00% 20204	3,225	3,249
Norfolk Southern Corp. 5.75% 2016	5,515	6,353
Norfolk Southern Corp. 3.00% 2022	4,000	4,058
NBCUniversal Media, LLC 5.15% 2020	4,500	5,178
NBCUniversal Media, LLC 4.375% 2021	4,410	4,864
Macy’s Retail Holdings, Inc. 7.875% 20153	6,080	7,120
Macy’s Retail Holdings, Inc. 3.875% 2022	2,585	2,725
VEB Finance Ltd. 6.902% 20204	9,045	9,820
Intesa Sanpaolo SpA 6.50% 20214	11,135	9,758
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20372	1,707	1,726
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 20392	8	8
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20392	7,165	7,984
Devon Energy Corp. 1.875% 2017	1,650	1,653
Devon Energy Corp. 3.25% 2022	7,840	7,999
Barclays Bank PLC 5.125% 2020	8,875	9,652
BNP Paribas 5.00% 2021	5,505	5,665
BNP Paribas, junior subordinated 7.195% (undated)3,4	4,600	3,979
ABB Finance (USA) Inc. 1.625% 2017	4,695	4,725
ABB Finance (USA) Inc. 2.875% 2022	4,830	4,900
Kroger Co. 7.50% 2014	5,250	5,758
Kroger Co. 2.20% 2017	2,460	2,491
Kroger Co. 6.80% 2018	1,000	1,225
MGM Resorts International 6.625% 2015	4,100	4,243
MGM Resorts International 7.50% 2016	1,500	1,560
MGM Resorts International 9.00% 2020	3,250	3,624
Michaels Stores, Inc. 11.375% 2016	4,700	5,017
Michaels Stores, Inc. 13.00% 2016	1,144	1,228
Michaels Stores, Inc. 7.75% 2018	2,900	3,074
Turkey (Republic of) 5.625% 2021	5,700	6,249
Turkey (Republic of) 8.00% 2034	2,200	2,902
Phillips 66 2.95% 20174	2,420	2,491
Phillips 66 4.30% 20224	2,325	2,453
Phillips 66 5.875% 20424	3,820	4,133
Virgin Media Finance PLC, Series 1, 9.50% 2016	3,400	3,808
Virgin Media Secured Finance PLC 5.25% 2021	4,570	5,075
Burlington Northern Santa Fe LLC 5.75% 2018	1,160	1,382
Burlington Northern Santa Fe LLC 4.70% 2019	1,960	2,206
Burlington Northern Santa Fe LLC 3.45% 2021	5,000	5,245
Colbun SA 6.00% 20204	8,150	8,809
McDonald’s Corp. 3.50% 2020	8,005	8,752
CenterPoint Energy Resources Corp. 4.50% 2021	7,915	8,662
Anadarko Petroleum Corp. 5.95% 2016	3,000	3,409
Anadarko Petroleum Corp. 8.70% 2019	4,000	5,238
Electricité de France SA 5.50% 20144	3,000	3,178
Electricité de France SA 4.60% 20204	2,200	2,333
Electricité de France SA 6.95% 20394	2,625	3,123
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	3,271
Consumers Energy Co. 2.85% 2022	5,160	5,265
Republic of Belarus 8.95% 2018	9,100	8,463
Novartis Securities Investment Ltd. 5.125% 2019	7,000	8,362
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20372	1,434	1,435
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.071% 20382,3	3,785	4,333
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20392	2,250	2,506
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20182,4	8,015	8,216
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20462,4	4,350	4,660
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20462,4	3,000	3,416
Reynolds Group 9.00% 20194	8,000	8,020
Jaguar Land Rover PLC 7.75% 20184	5,200	5,382
Jaguar Land Rover PLC 8.125% 20214	2,500	2,594
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	6,500	7,880
Warner Music Group 9.50% 2016	2,375	2,601
Warner Music Group 9.50% 20164	2,275	2,491
Warner Music Group 11.50% 2018	2,500	2,775
Nordea Bank, Series 2, 3.70% 20144	5,000	5,204
Nordea Bank AB 3.125% 20174	2,500	2,514
International Lease Finance Corp. 4.875% 2015	7,500	7,543
Limited Brands, Inc. 7.00% 2020	811	904
Limited Brands, Inc. 6.625% 2021	5,984	6,567
Toys “R” Us-Delaware, Inc. 7.375% 20164	2,000	1,990
Toys “R” Us Property Co. II, LLC 8.50% 2017	3,800	3,976
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	549
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20182,3,7	1,015	925
Banco de Crédito del Perú 5.375% 20204	7,000	7,297
DAE Aviation Holdings, Inc. 11.25% 20154	7,033	7,279
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,4	6,860	7,220
American Tower Corp. 7.00% 2017	6,150	7,157
Kinder Morgan Energy Partners, LP 6.85% 2020	2,540	3,056
Kinder Morgan Energy Partners, LP 3.95% 2022	2,500	2,540
Kinder Morgan Energy Partners, LP 6.375% 2041	1,250	1,432
SABMiller Holdings Inc. 2.45% 20174	2,470	2,550
SABMiller Holdings Inc. 4.95% 20424	4,000	4,452
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412,3	4,825	5,179
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432,3	1,655	1,765
Development Bank of Kazakhstan 5.50% 20154	6,400	6,696
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	6,365	6,645
Univision Communications Inc., Term Loan B, 4.495% 20172,3,7	3,232	3,066
Univision Communications Inc. 8.50% 20214	3,500	3,544
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	3,750	3,975
CityCenter Holdings, LLC and CityCenter Finance Corp. 11.50% 20173,6	2,500	2,633
BBVA Bancomer SA 4.50% 20164	2,975	3,005
BBVA Bancomer SA, junior subordinated 7.25% 20204	2,010	2,075
BBVA Bancomer SA 6.50% 20214	1,455	1,477
Teekay Corp. 8.50% 2020	6,400	6,528
HBOS PLC 6.75% 20184	6,890	6,511
General Electric Capital Corp. 4.65% 2021	2,305	2,567
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)3	3,700	3,923
Woodside Finance Ltd. 4.60% 20214	6,040	6,482
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,130
Royal Bank of Scotland PLC 6.125% 2021	1,195	1,331
Rio Tinto Finance (USA) Ltd. 2.50% 2016	3,000	3,122
Rio Tinto Finance (USA) Ltd. 4.125% 2021	3,000	3,307
Gabonese Republic 8.20% 20174	5,500	6,407
DISH DBS Corp. 4.625% 20174	600	604
DISH DBS Corp 6.75% 2021	5,000	5,425
DISH DBS Corp. 5.875% 20224	150	152
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	3,925	3,591
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	1,925	1,761
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	1,000	820
Vodafone Group PLC, Term Loan B, 6.875% 20152,6,7	3,156	3,204
Vodafone Group PLC, Term Loan B, 6.25% 20162,6,7,8	2,759	2,800
US Investigations Services, Inc., Term Loan B, 2.994% 20152,3,7	1,219	1,161
US Investigations Services, Inc., Term Loan D, 7.75% 20152,3,7	2,110	2,103
US Investigations Services, Inc. 10.50% 20154	1,900	1,738
US Investigations Services, Inc. 11.75% 20164	1,035	916
Georgia Gulf Corp. 9.00% 20174	5,275	5,908
Koninklijke KPN NV 8.375% 2030	4,600	5,908
Wal-Mart Stores, Inc. 4.875% 2040	5,000	5,880
Enel Finance International SA 3.875% 20144	5,950	5,854
Ply Gem Industries, Inc. 13.125% 2014	1,000	1,017
Ply Gem Industries, Inc. 8.25% 2018	4,675	4,605
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20462	3,790	4,291
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.805% (undated)2,3	1,120	1,271
Denbury Resources Inc. 9.75% 2016	2,750	3,035
Denbury Resources Inc. 8.25% 2020	2,292	2,521
Marks and Spencer Group PLC 6.25% 20174	4,500	4,959
Marks and Spencer Group PLC 7.125% 20374	500	531
Progress Energy, Inc. 6.05% 2014	5,000	5,415
Hughes Satellite Systems Corp. 6.50% 2019	2,500	2,669
Hughes Satellite Systems Corp. 7.625% 2021	2,500	2,731
Target Corp. 6.00% 2018	4,375	5,367
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	4,990	5,327
Time Warner Inc. 4.75% 2021	2,320	2,602
Time Warner Inc. 6.25% 2041	2,330	2,723
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	5,300	5,309
CEVA Group PLC 11.625% 20164	2,775	2,907
CEVA Group PLC 8.375% 20174	200	195
CEVA Group PLC 11.50% 20184	2,350	2,162
Cardinal Health, Inc. 4.625% 2020	4,680	5,257
Chilean Government 3.25% 2021	4,925	5,245
United Rentals, Inc. 7.375% 20204	5,000	5,237
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	4,815	5,237
United Technologies Corp. 1.80% 2017	5,120	5,237
Toronto-Dominion Bank 2.375% 2016	5,000	5,142
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	5,000	5,113
Romanian Government 6.75% 20224	4,850	5,074
Union Pacific Corp. 5.70% 2018	2,000	2,400
Union Pacific Corp. 6.15% 2037	1,990	2,565
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	4,500	4,928
Quintiles, Term Loan B, 5.00% 20182,3,7	4,950	4,910
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,623
Brandywine Operating Partnership, LP 4.95% 2018	2,225	2,283
Voto-Votorantim Ltd 6.75% 20214	4,450	4,895
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	4,655	4,889
PTT Exploration & Production Ltd 5.692% 20214	4,045	4,280
PTT Exploration & Production Ltd 6.35% 20424	500	528
PTS Acquisition Corp. 9.50% 20156	4,597	4,729
Revel Entertainment, Term Loan B, 9.00% 20172,3,7	5,500	4,707
Sri Lanka (Republic of) 8.25% 2012	350	356
Sri Lanka (Republic of) 6.25% 20214	4,250	4,296
SRA International, Inc., Term Loan B, 6.50% 20182,3,7	4,728	4,594
VWR Funding, Inc., Series B, 10.25% 20156	4,434	4,589
Needle Merger Sub Corp. 8.125% 20194	4,565	4,565
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20162	4,250	4,484
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,200	3,927
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	500	430
Ingles Markets, Inc. 8.875% 2017	3,950	4,320
Dominican Republic 7.50% 20212,4	4,000	4,290
Tower Automotive Holdings 10.625% 20174	4,027	4,289
Nortek Inc. 10.00% 2018	4,050	4,273
The Export-Import Bank of Korea 4.375% 2021	4,000	4,261
Cox Communications, Inc. 5.45% 2014	3,770	4,151
Stater Bros. Holdings Inc. 7.75% 2015	4,025	4,126
CIT Group Inc. 5.00% 2017	4,000	4,123
FMG Resources 7.00% 20154	4,000	4,100
Pernod Ricard SA 2.95% 20174	4,000	4,055
MacDermid 9.50% 20174	3,850	4,043
Wind Acquisition SA 11.75% 20174	2,750	2,234
Wind Acquisition SA 7.25% 20184	2,050	1,804
Schering-Plough Corp. 6.00% 2017	3,275	4,011
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 20122,3,7	707	720
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.361% 20142,3,7	71	40
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 20142,3,7	2,222	1,266
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 20142,3,7	2,493	1,449
Hawker Beechcraft Acquisition Co., LLC 8.50% 20159	1,225	208
Hawker Beechcraft Acquisition Co., LLC 8.875% 20156,9	1,815	309
Altria Group, Inc. 9.95% 2038	2,500	3,992
LightSquared, Term Loan B, 12.00% 20142,6,7,9	5,845	3,982
Inmet Mining Corp. 8.75% 20204	4,000	3,980
Cricket Communications, Inc. 10.00% 2015	1,325	1,371
Cricket Communications, Inc. 7.75% 2016	2,425	2,586
CoBank ACB 7.875% 20184	430	529
CoBank ACB 1.068% 20223,4	4,275	3,420
Public Service Co. of Colorado 3.20% 2020	3,675	3,947
US Bancorp., Series T, 1.65% 2017	3,870	3,905
Unum Group 5.625% 2020	3,600	3,881
Colombia (Republic of) Global 10.375% 2033	484	862
Colombia (Republic of) Global 7.375% 2037	715	1,061
Colombia (Republic of) Global 6.125% 2041	1,500	1,958
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	844	899
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	236	256
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	2,414	2,664
Samsung Electronics America, Inc., 1.75% 20174	3,800	3,796
PETCO Animal Supplies, Inc. 9.25% 20184	3,450	3,786
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20134	3,900	3,778
Odebrecht Finance Ltd 5.125% 20224	1,900	1,886
Odebrecht Finance Ltd 6.00% 20234	1,750	1,852
Enterprise Products Operating LLC 4.05% 2022	3,460	3,679
South Korean Government 5.75% 2014	3,400	3,666
Banco Mercantil del Norte, SA, junior subordinated 6.862% 20213,4	3,500	3,658
Staples, Inc. 9.75% 2014	3,250	3,634
International Paper Co. 7.30% 2039	2,810	3,524
EDP Finance BV. 6.00% 20184	4,000	3,485
Alkermes, Inc., Term Loan B, 6.75% 20172,3,7	2,065	2,078
Alkermes, Inc., Term Loan B, 9.50% 20182,3,7	1,295	1,324
Energy Transfer Partners, LP 7.50% 2020	3,050	3,363
ACE INA Holdings Inc. 5.875% 2014	1,510	1,647
ACE INA Holdings Inc. 2.60% 2015	1,625	1,692
National CineMedia, Inc. 6.00% 20224	3,225	3,298
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	3,000	3,285
Consolidated Edison Company of New York, Inc., Series 2012 A, 4.20% 2042	3,060	3,281
Academy, Ltd. 9.25% 20194	3,000	3,270
Grifols Inc. 8.25% 2018	3,000	3,233
Tampa Electric Co. 4.10% 2042	3,140	3,182
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372,4	3,000	3,147
H&E Equipment Services, Inc. 8.375% 2016	3,000	3,109
News America Inc. 6.15% 2041	2,630	3,091
Serena Software, Inc. 10.375% 2016	2,936	3,017
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 20172,3,7	3,001	2,992
Boston Scientific Corp. 6.00% 2020	2,500	2,988
Digicel Group Ltd. 8.875% 20154	2,000	2,030
Digicel Group Ltd. 10.50% 20184	850	897
TXU, Term Loan, 3.741% 20142,3,7	961	606
TXU, Term Loan, 4.741% 20172,3,7	3,846	2,310
UDR, Inc., Series A, 5.25% 2015	2,680	2,877
Ashtead Capital, Inc. 9.00% 20164	2,750	2,863
JMC Steel Group Inc. 8.25% 20184	2,800	2,793
Province of Buenos Aires 10.875% 20212,4	5,000	2,775
SunGard Data Systems Inc. 7.375% 2018	2,500	2,694
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	3,000	2,693
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 20232	2,225	2,691
Concho Resources Inc. 7.00% 2021	2,500	2,688
Bon-Ton Department Stores, Inc. 10.25% 2014	3,150	2,678
Symbion Inc. 8.00% 2016	2,625	2,625
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	2,500	2,610
Ball Corp. 5.00% 2022	2,500	2,603
Del Monte Corp. 7.625% 2019	2,500	2,534
Goodman Funding Pty Ltd. 6.00% 20224	2,475	2,516
QBE Capital Funding III LP 7.25% 20413,4	2,000	1,808
QBE Capital Funding II LP 6.797% (undated)3,4	750	663
Cliffs Natural Resources Inc. 4.875% 2021	2,420	2,383
Newcrest Finance Pty Ltd. 4.45% 20214	2,220	2,284
Arch Coal, Inc. 7.00% 2019	2,675	2,274
AES Panamá, SA 6.35% 20164	2,000	2,170
Biogen Idec Inc. 6.00% 2013	2,000	2,066
Cisco Systems, Inc. 0.718% 20143	2,000	2,011
New York Life Global Funding 4.65% 20134	1,940	2,002
Cenovus Energy Inc. 6.75% 2039	1,500	1,878
Thomson Reuters Corp. 5.95% 2013	1,750	1,832
Delhaize Group 5.70% 2040	2,129	1,796
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20182,3,7	1,800	1,783
Alpha Natural Resources, Inc. 6.00% 2019	2,050	1,758
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,758
TNK-BP Finance SA 7.50% 20164	1,500	1,674
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20452	1,375	1,565
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 20152	1,500	1,551
Western Gas Partners LP 4.00% 2022	1,500	1,503
CNA Financial Corp. 7.35% 2019	1,200	1,423
Husky Energy Inc. 5.90% 2014	1,300	1,414
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20282	1,062	1,235
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.481% 20442,3	1,000	1,119
Canadian National Railway Co. 4.95% 2014	1,000	1,065
Northwest Airlines, Inc., Term Loan B, 3.97% 20132,3,7	198	199
Northwest Airlines, Inc., Term Loan A, 2.22% 20182,3,7	884	844
Petroplus Finance Ltd. 6.75% 20144,9	3,450	431
Petroplus Finance Ltd. 7.00% 20174,9	3,960	495
Petroplus Finance Ltd. 9.375% 20194,9	800	100
McKesson Corp. 3.25% 2016	740	795
France Télécom 4.375% 2014	705	741
Jackson National Life Global 5.375% 20134	560	580
Atlas Copco AB 5.60% 20174	500	579
Liberty Mutual Group Inc. 6.50% 20354	535	551
China National Offshore Oil Corp. Ltd. 5.00% 20424	500	539
JSC BTA Bank 10.75%/12.50% 20182,4,9,10	1,165	239
JSC BTA Bank 0% 20204	2,406	217
JSC BTA Bank 7.20% 20252,4,9	264	18
Iraq (Republic of) 5.80% 20282,4	250	206
Local T.V. Finance LLC, Term Loan B, 2.25% 20132,3,7	141	141
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.369% 20422,3	106	106
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	75	32
		5,505,745

Total bonds & notes (cost: $11,861,819,000)		12,316,172

Common stocks — 0.00%	Shares

U.S. DOLLARS — 0.00%
Atrium Corp.8,11,12	191	7

Total common stocks (cost: $17,000)		7

	Principal amount
Short-term securities — 12.69%	(000)

U.S. Treasury Bills 0.117%–0.147% due 8/16–10/18/2012	US$274,950	274,911
Freddie Mac 0.11%–0.17% due 7/10/2012–2/5/2013	238,900	238,780
Fannie Mae 0.11%–0.14% due 7/16–11/14/2012	121,900	121,880
Québec (Province of) 0.14%–0.18% due 7/12–8/17/20124	117,200	117,182
Barclays U.S. Funding Corp. 0.14% due 7/3/2012	100,000	99,999
Federal Home Loan Bank 0.09%–0.145% due 8/22–12/5/2012	90,900	90,867
BASF AG 0.19%–0.20% due 9/20–9/26/20124	73,000	72,969
Novartis Securities Investment Ltd. 0.16% due 8/6–8/8/20124	66,100	66,085
National Australia Funding (Delaware) Inc. 0.07% due 7/2/20124	50,000	50,000
Bank of Nova Scotia 0.08% due 7/2/2012	50,000	50,000
Old Line Funding, LLC 0.24% due 7/24/20124	26,700	26,698
Thunder Bay Funding, LLC 0.18% due 7/16/20124	23,000	22,997
Westpac Banking Corp. 0.20% due 8/2/20124	45,400	45,387
Province of Ontario 0.15% due 7/19/2012	43,300	43,293
International Bank for Reconstruction and Development 0.13% due 9/21/2012	43,200	43,191
American Honda Finance Corp. 0.13%–0.17% due 7/5–7/25/2012	42,000	41,997
Google Inc. 0.14% due 8/15/20124	40,000	39,991
Commonwealth Bank of Australia 0.25% due 9/17/20124	36,400	36,383
Export Development Canada 0.16% due 7/2/2012	35,000	35,000
Toyota Credit Canada Inc. 0.15% due 7/6/2012	35,000	34,999
Sumitomo Mitsui Banking Corp. 0.14% due 7/6/20124	31,200	31,199
Siemens Capital Co. LLC 0.16% due 9/4/20124	26,600	26,584
Nestlé Capital Corp. 0.16% due 9/28/20124	25,000	24,991
Federal Farm Credit Banks 0.19% due 1/23/2013	20,000	19,978
British Columbia (Province of) 0.20% due 11/16/2012	12,600	12,590

Total short-term securities (cost: $1,667,952,000)		1,667,951

Total investment securities (cost: $13,529,788,000)		13,984,130
Other assets less liabilities		(843,462)

Net assets		$13,140,668

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $1,802,216,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation at
			Receive	Deliver	6/30/2012
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
Japanese yen	7/11/2012	Bank of New York Mellon	¥14,500,000	$182,241	$(812)
Japanese yen	7/18/2012	UBS AG	¥1,987,454	$25,053	(183)
Japanese yen	7/25/2012	Citibank	¥3,872,030	$48,297	161
Japanese yen	7/31/2012	HSBC Bank	¥2,662,801	$33,401	(73)
Japanese yen	7/31/2012	HSBC Bank	¥8,284,500	$103,917	(228)
					$(1,135)

Sales:
Australian dollars	8/2/2012	HSBC Bank	$3,247	$ A3,250	$(69)
Australian dollars	8/3/2012	HSBC Bank	$1,786	$ A1,750	1
Brazilian reais	7/11/2012	Citibank	$27,836	BRL57,100	(525)
Brazilian reais	7/25/2012	JPMorgan Chase	$4,041	BRL8,250	(43)
British pounds	7/10/2012	HSBC Bank	$1,921	£1,250	(37)
British pounds	7/11/2012	UBS AG	$14,121	£9,075	(92)
British pounds	7/11/2012	HSBC Bank	$49,722	£31,960	(331)
British pounds	7/16/2012	Barclays Bank PLC	$8,558	£5,500	(55)
British pounds	7/18/2012	Bank of New York Mellon	$8,148	£5,250	(74)
British pounds	7/23/2012	UBS AG	$1,967	£1,250	9
British pounds	7/23/2012	Bank of New York Mellon	$13,528	£8,600	60
British pounds	7/25/2012	JPMorgan Chase	€6,845	£5,510	35
British pounds	8/2/2012	UBS AG	€49,034	£39,350	448
Euros	7/9/2012	Citibank	$618	€500	(14)
Euros	7/9/2012	HSBC Bank	$4,133	€3,324	(73)
Euros	7/9/2012	Citibank	$14,612	€11,750	(259)
Euros	7/11/2012	Bank of New York Mellon	¥806,806	€8,060	(106)
Euros	7/11/2012	JPMorgan Chase	$7,742	€6,250	(168)
Euros	7/16/2012	UBS AG	$3,422	€2,740	(46)
Euros	7/16/2012	HSBC Bank	$37,462	€30,000	(508)
Euros	7/17/2012	Bank of New York Mellon	¥1,920,558	€19,380	(496)
Euros	7/18/2012	JPMorgan Chase	$39,293	€31,200	(175)
Euros	7/18/2012	UBS AG	$119,726	€95,000	(514)
Euros	7/19/2012	JPMorgan Chase	$42,967	€33,980	(41)
Euros	7/20/2012	UBS AG	$25,008	€19,900	(180)
Euros	7/23/2012	UBS AG	¥780,402	€7,790	(94)
Euros	7/23/2012	Barclays Bank PLC	$25,564	€20,130	85
Euros	7/24/2012	JPMorgan Chase	$25,665	€20,200	97
Euros	7/25/2012	UBS AG	¥2,946,482	€29,260	(161)
Euros	7/25/2012	UBS AG	$72,576	€57,750	(522)
Euros	7/26/2012	Barclays Bank PLC	¥3,031,200	€30,000	(37)
Euros	7/27/2012	JPMorgan Chase	$136,284	€109,000	(1,687)
Euros	7/31/2012	UBS AG	$25,464	€20,410	(372)
Euros	7/31/2012	HSBC Bank	$749	€600	(11)
Euros	8/2/2012	UBS AG	$1,895	€1,525	(35)
Hungarian forints	7/26/2012	UBS AG	$25,958	HUF5,954,100	(309)
Mexican pesos	7/9/2012	UBS AG	$13,187	MXN186,420	(775)
Mexican pesos	7/11/2012	UBS AG	$19,358	MXN277,140	(1,394)
Mexican pesos	7/16/2012	UBS AG	$12,523	MXN175,900	(641)
Mexican pesos	7/23/2012	HSBC Bank	$13,207	MXN181,840	(392)
Mexican pesos	7/25/2012	JPMorgan Chase	$3,153	MXN43,925	(132)
New Turkish liras	7/16/2012	JPMorgan Chase	$16,814	TRY31,300	(234)
Polish zloty	7/23/2012	HSBC Bank	$19,925	PLN66,750	(49)
Swedish kronor	7/16/2012	Barclays Bank PLC	$7,874	SKr55,885	(199)
Swedish kronor	7/23/2012	Barclays Bank PLC	$28,844	SKr201,000	(186)
Swedish kronor	7/31/2012	HSBC Bank	$26,967	SKr190,700	(567)
					$(10,868)

Forward currency contracts — net					$(12,003)

1Index-linked bond whose principal amount moves with a government price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,386,493,000, which represented 10.55% of the net assets of the fund.

5A portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $51,765,000, which represented .39% of the net assets of the fund.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

7Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $60,087,000, which represented .46% of the net assets of the fund.

8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,807,000, which represented .02% of the net assets of the fund.
9Scheduled interest and/or principal payment was not received.
10Step bond; coupon rate will increase at a later date.
11Security did not produce income during the last 12 months.

12Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 4/30/2010 at a cost of $17,000) may be subject to legal or contractual restrictions on resale.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2012 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds & notes:
Euros	$—	$1,658,826	$—	$1,658,826
Japanese yen	—	1,491,155	—	1,491,155
Swedish kronor	—	511,219	—	511,219
Mexican pesos	—	495,696	—	495,696
South korean won	—	436,459	—	436,459
British pounds	—	411,820	—	411,820
Polish zloty	—	376,302	—	376,302
Singapore dollars	—	220,557	—	220,557
Norwegian kroner	—	191,737	—	191,737
U.S. dollars	—	5,505,745	—	5,505,745
Other currencies	—	1,016,656	—	1,016,656
Common stocks	—	—	7	7
Short-term securities	—	1,667,951	—	1,667,951
Total	$—	$13,984,123	$7	$13,984,130

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open
forward currency contracts	$—	$896	$—	$896
Liabilities:
Unrealized depreciation on open
forward currency contracts	—	(12,899)	—	(12,899)
Total	$—	$(12,003)	$—	$(12,003)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$581,306
Gross unrealized depreciation on investment securities	(151,441)
Net unrealized appreciation on investment securities	429,865
Cost of investment securities for federal income tax purposes	13,554,265

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-931-0812O-S32868

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 28, 2012

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: August 28, 2012